787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

April 28, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Trust
File Nos. 33-58125, 811-07261
Post-Effective Amendment No. 30

Ladies and Gentlemen:

On behalf of Credit Suisse Trust (the “Trust”), we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940, Post-Effective Amendment No. 30 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This filing has been tagged to indicate the changes from the previous amendment to the registration statement, filed on March 2, 2009, and includes changes made in response to staff comments.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of bringing the financial statements contained in the registration statement and other information up-to-date pursuant to Section 3-18 of Regulation S-X, respond to oral comments provided by you to the undersigned and Jonathan Burwick on April 17, 2009 regarding Post-Effective Amendment No. 29 to the Trust’s Registration Statement, and to make other non-material changes as appropriate. The Amendment will become effective automatically on May 1, 2009.

We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or comments, please call me at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	J. Kevin Gao, Esq.
Rose F. DiMartino, Esq.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh